Disposition Of A Component Of An Entity (Schedule Of Estimated Earn Out Receivables) (Details) (USD $) In Thousands, unless otherwise specified	Oct. 31, 2014
Disposition Of A Component Of An Entity [Abstract]
Total estimated payments	$ 62
Less imputed interest	6
Present value of Earnout Receivable	$ 56